Operating expenses - Bonus awards - Actual and Expected (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating expenses
Bonus awards deferred from 2021 and earlier			£ 16	£ 94	£ 80
Bonus awards deferred from 2022			99
Less: forfeiture of amounts deferred from prior years			(4)	(3)	(15)
Bonus awards for 2023 deferred			0
Income statement charge for amounts deferred from prior years			£ 111	£ 91	£ 65
Forecast
Operating expenses
Bonus awards deferred from 2021 and earlier	£ 5	£ 7
Bonus awards deferred from 2022	9	9
Less: forfeiture of amounts deferred from prior years	0	0
Bonus awards for 2023 deferred	16	98
Income statement charge for amounts deferred from prior years	£ 30	£ 114